Summary of error corrections - Consolidated income statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of revenue	$ 201,140,000	$ 311,272,000	$ 443,598,000
Gross profit	66,241,000	100,485,000	141,086,000
Operating (loss) income	(38,038,000)	(46,043,000)	3,431,000
Net (loss) income from continuing operations, before income taxes	(35,745,000)	(48,448,000)	7,118,000
Income tax (expense) benefit	(68,732,000)	9,658,000	25,982,000
Net (loss) income from continuing operations	$ (104,477,000)	(38,790,000)	33,100,000
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of revenue		309,186,000	440,769,000
Gross profit		102,571,000	143,915,000
Operating (loss) income		(43,957,000)	6,260,000
Net (loss) income from continuing operations, before income taxes		(46,362,000)	9,947,000
Income tax (expense) benefit		9,137,000	25,275,000
Net (loss) income from continuing operations		(37,225,000)	35,222,000
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Cost of revenue		2,086,000	2,829,000
Gross profit		(2,086,000)	(2,829,000)
Operating (loss) income		(2,086,000)	(2,829,000)
Net (loss) income from continuing operations, before income taxes		(2,086,000)	(2,829,000)
Income tax (expense) benefit		521,000	707,000
Net (loss) income from continuing operations		$ (1,565,000)	$ (2,122,000)